5. STOCK OPTIONS	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
5. STOCK OPTIONS

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 6,509,411 shares remained available at March 31, 2015 6,745,808 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 13,255,219 shares of common stock as of March 31, 2015. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

A summary of the Company’s activity under the Plan as of March 31, 2015 and changes during the three months then ended is as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2015	6,940,395	$0.66	6.97	$625,412
Granted	1,000	0.19
Exercised / Expired	(195,587)	0.49
Outstanding, March 31, 2015	6,745,808	$0.66	5.34	$56,830

Vested and exercisable, March 31, 2015	5,929,916	$0.67	4.92	$56,830

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.